Disclosure of Changes in Number of Shares (Parenthetical)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Depositary shares issued					46,000,000
Stockholders Equity Reverse Stock Split Conversion Ratio	1-for-10
Common Stock Member
Stock Issued During Period Shares Conversion Of Convertible Securities	0	[1],[2]	0	[1],[2]	38,333,333	[1],[2]

[1]	Share data has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.
[2]	Issuance of 46,000,000 in depositary shares; converted into 38,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).